Appendix 1 Details of assets and Liabilities in Foreign Currency - Summary of Assets and Liabilities in Foreign Currency (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	$ 245,171,924	$ 419,456,026	$ 245,999,192	$ 144,261,845
Other current financial assets	40,303,173	20,627,062
Other current non-financial assets	22,406,088	18,785,891
Trade and other current receivables	478,170,067	406,968,537
Current accounts receivable from related parties	54,171,060	71,856,046
Inventories	56,961,643	39,686,942
TOTAL CURRENT ASSETS	996,947,772	1,055,136,552
Other non-current financial assets	7,269,669	33,418,204
Other non-current non-financial assets	44,608,012	13,813,139
Trade and other non-current receivables	60,527,843	36,182,399
Investments accounted for using the equity method	12,873,531	16,912,454	18,738,198
Intangible assets other than goodwill	115,372,393	55,170,904	44,470,750
Goodwill	915,044,725	887,257,655	887,257,655
Property, plant and equipment	5,308,647,633	3,585,687,137	3,476,128,634
Investment property	7,557,356	8,356,772	$ 8,128,522
Deferred tax assets	19,171,230	2,837,792
TOTAL NON-CURRENT ASSETS	6,491,072,392	4,639,636,456
TOTAL ASSETS	7,488,020,164	5,694,773,008
Other current financial liabilities	410,665,815	18,815,448
Trade and other current payables	554,286,324	555,978,518
Current accounts payable to related parties	157,936,325	119,612,972
Other current provisions	5,588,786	5,636,171
Current tax liabilities	17,677,920	67,027,507
Other current non-financial liabilities	71,308,982	49,746,030
Other non-current financial liabilities	1,705,833,503	781,978,145
Trade and other non-current payables	2,584,180	659,824
Non-current accounts payable to related parties	447,193,802	318,518
Deferred tax liabilities	278,080,054	172,223,681
Non-current provisions for employee benefits	56,602,664	57,081,924
Other non-current non-financial liabilities	226,653	309,776
TOTAL NON-CURRENT LIABILITIES	2,596,392,231	1,090,994,705
TOTAL LIABILITIES	3,813,856,383	1,907,811,351
Less than 90 Days [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Current accounts receivable from related parties	157,936,325	119,612,972
Other current financial liabilities	161,482,001	7,999,866
Trade and other current payables	554,286,324	552,328,594
Other current provisions	3,413,966	384,955
Current tax liabilities	9,725,475	904,248
Other current non-financial liabilities	71,308,982	38,520,088
TOTAL LIABILITIES	958,153,073	719,750,723
More than 90 Days [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities	249,183,814	10,815,582
Trade and other current payables		3,649,924
Other current provisions	2,174,820	5,251,216
Current tax liabilities	7,952,445	66,123,259
Other current non-financial liabilities		11,225,942
TOTAL LIABILITIES	259,311,079	97,065,923
Foreign Currency USD [Member] | Less than 90 Days [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities	161,481,999	7,999,743
Trade and other current payables	44,138,753	16,184,962
Current accounts payable to related parties	324,743	9,090,837
Other current provisions	12,510
Current tax liabilities	22,626
Other current non-financial liabilities	2,766,862
Foreign Currency USD [Member] | More than 90 Days [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities	4,304,811	3,888,150
Foreign Currency Euros [Member] | Less than 90 Days [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Trade and other current payables	2,347,924	3,174,586
Current accounts payable to related parties	82,619,960	28,830,246
Foreign Currency Chilean Peso Non Adjustable | Less than 90 Days [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities	2	123
Trade and other current payables	503,689,338	532,236,269
Current accounts payable to related parties	74,991,622	81,602,552
Other current provisions	3,376,789	339,536
Current tax liabilities	9,702,849	757,479
Other current non-financial liabilities	68,532,059	38,520,088
Foreign Currency Chilean Peso Non Adjustable | More than 90 Days [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities	212,736,909
Trade and other current payables		3,649,924
Other current provisions	2,174,820	5,251,216
Current tax liabilities	7,540,868	66,123,259
Other current non-financial liabilities		11,225,942
Foreign Currency Argentine peso [member] | Less than 90 Days [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Trade and other current payables	511,460	732,777
Current accounts payable to related parties		74,740
Other current provisions	24,667	45,419
Current tax liabilities		146,769
Other current non-financial liabilities	10,061
Foreign Currency Argentine peso [member] | More than 90 Days [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Current tax liabilities	411,577
Foreign Currency U.F. [Member] | Less than 90 Days [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Trade and other current receivables	3,598,849
Foreign Currency U.F. [Member] | More than 90 Days [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities	32,142,094	6,927,432
Foreign Currency Colombian peso [Member] | Less than 90 Days [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Current accounts payable to related parties		12,487
Foreign Currency Soles [Member] | Less than 90 Days [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Current accounts payable to related parties		2,110
Details of Assets and Liabilities in Foreign Currency [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	245,171,924	419,456,026
Other current financial assets	40,303,173	20,627,062
Other current non-financial assets	22,406,088	18,785,891
Trade and other current receivables	478,170,067	406,968,537
Current accounts receivable from related parties	54,171,060	71,856,046
Inventories	56,961,643	39,686,942
Current tax assets	99,763,817	77,756,048
TOTAL CURRENT ASSETS	996,947,772	1,055,136,552
Other non-current financial assets	7,269,669	33,418,204
Other non-current non-financial assets	44,608,012	13,813,139
Trade and other non-current receivables	60,527,843	36,182,399
Investments accounted for using the equity method	12,873,531	16,912,454
Intangible assets other than goodwill	115,372,393	55,170,904
Goodwill	915,044,725	887,257,655
Property, plant and equipment	5,308,647,633	3,585,687,137
Investment property	7,557,356	8,356,772
Deferred tax assets	19,171,230	2,837,792
TOTAL NON-CURRENT ASSETS	6,491,072,392	4,639,636,456
TOTAL ASSETS	7,488,020,164	5,694,773,008
Details of Assets and Liabilities in Foreign Currency [Member] | From One to Five Years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Current accounts payable to related parties	447,193,802	318,518
Other non-current financial liabilities	367,293,521	51,932,458
Trade and other non-current payables	2,584,180	659,824
Other long-term provisions	42,349,208	52,318
Deferred tax liabilities	134,078,768	55,844,982
Non-current provisions for employee benefits	4,116,090	3,434,185
Other non-current non-financial liabilities	226,653	309,776
TOTAL NON-CURRENT LIABILITIES	997,842,222	112,552,061
TOTAL LIABILITIES	1,955,995,295	832,302,784
Details of Assets and Liabilities in Foreign Currency [Member] | More Than Five Years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other non-current financial liabilities	1,338,539,982
Other long-term provisions	63,522,167
Deferred tax liabilities	144,001,286
Non-current provisions for employee benefits	52,486,574
TOTAL NON-CURRENT LIABILITIES	1,598,550,009
TOTAL LIABILITIES	1,857,861,088
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency USD [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	16,575,872	14,016,336
Other current financial assets	38,969,410	20,441,150
Other current non-financial assets	2,832,782	902,026
Trade and other current receivables	3,193,959	5,273,104
Current accounts receivable from related parties	6,997,861	22,793,820
Inventories	4,451,134
Current tax assets	3,678
Other non-current financial assets	4,227,628	30,789,705
Other non-current non-financial assets	28,884,680	322,744
Trade and other non-current receivables	17,074,839
Investments accounted for using the equity method	46,639	3,783,316
Intangible assets other than goodwill	44,865,424
Property, plant and equipment	1,523,774,815
Deferred tax assets	18,055,431
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency USD [Member] | From One to Five Years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Current accounts payable to related parties	447,193,802	318,518
Other non-current financial liabilities	244,119,549	29,636,407
Trade and other non-current payables	31,124	947
Other long-term provisions	12,392,385
Deferred tax liabilities	74,730,155
Non-current provisions for employee benefits	532,225
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency USD [Member] | More Than Five Years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other non-current financial liabilities	1,164,595,519
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency Euros [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	103,847	11,594
Trade and other current receivables	3,905
Current accounts receivable from related parties	26,475,919	42,663,049
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency Chilean Peso Non Adjustable
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	222,434,412	399,164,751
Other current financial assets	644,618	185,912
Other current non-financial assets	17,838,717	17,851,244
Trade and other current receivables	474,941,686	399,483,872
Current accounts receivable from related parties	20,673,951	6,399,177
Inventories	52,510,509	39,686,942
Current tax assets	99,614,294	77,609,523
Other non-current financial assets	2,352,896	2,628,499
Other non-current non-financial assets	15,505,329	12,326,385
Trade and other non-current receivables	33,425,943	25,228,146
Investments accounted for using the equity method	12,826,892	13,023,987
Intangible assets other than goodwill	70,247,490	54,917,055
Goodwill	915,044,725	887,257,655
Property, plant and equipment	3,769,310,697	3,570,236,354
Investment property	7,557,356	8,356,772
Deferred tax assets	1,115,799	2,837,792
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency Chilean Peso Non Adjustable | From One to Five Years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Trade and other non-current payables	2,553,056	485,534
Other long-term provisions	29,956,823	52,318
Deferred tax liabilities	59,348,613	51,385,901
Non-current provisions for employee benefits	3,583,865	3,434,185
Other non-current non-financial liabilities	226,653	309,776
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency Chilean Peso Non Adjustable | More Than Five Years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other long-term provisions	63,522,167
Deferred tax liabilities	144,001,286
Non-current provisions for employee benefits	52,486,574
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency Argentine peso [member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	6,057,793	6,263,345
Other current non-financial assets	917,718	32,621
Trade and other current receivables	30,517	1,073,072
Current tax assets	145,845	146,525
Other non-current non-financial assets	218,003	378,940
Trade and other non-current receivables	21,255	62,563
Investments accounted for using the equity method		105,151
Intangible assets other than goodwill	259,479	253,849
Property, plant and equipment	15,562,121	15,450,783
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency Argentine peso [member] | From One to Five Years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Trade and other non-current payables		173,343
Deferred tax liabilities		4,459,081
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency U.F. [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial assets	689,145
Other current non-financial assets	816,871
Trade and other current receivables		1,138,489
Other non-current financial assets	689,145
Other non-current non-financial assets		785,070
Trade and other non-current receivables	10,005,806	10,891,690
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency U.F. [Member] | From One to Five Years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other non-current financial liabilities	123,173,972	$ 22,296,051
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency U.F. [Member] | More Than Five Years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other non-current financial liabilities	173,944,463
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency Real [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Current accounts receivable from related parties	$ 23,329